Fair value and fair value hierarchy of financial instruments - Disclosure of Fair Value Measurement of Assets Explanatory (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 2,574,695,685	$ 1,377,856,715
Stock loan	211,331,400	878,483,400
Financial assets	2,786,027,085	2,256,340,115
Derivative financial Asset	969,894,519	1,023,902,566
Financial assets	3,755,921,604	3,280,242,681
Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	844,075,860	185,435,750
Stock loan	211,331,400	878,483,400
Financial assets	1,055,407,260	1,063,919,150
Derivative financial Asset	0	0
Financial assets	1,055,407,260	1,063,919,150
Recent transaction price (Level 2)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	21,525,064	892,565,280
Stock loan	0	0
Financial assets	21,525,064	892,565,280
Derivative financial Asset	0	0
Financial assets	21,525,064	892,565,280
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	1,709,094,761	299,855,685
Stock loan	0	0
Financial assets	1,709,094,761	299,855,685
Derivative financial Asset	969,894,519	1,023,902,566	$ 1,165,220,000
Financial assets	$ 2,678,989,280	$ 1,323,758,251